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AMERICAN FUNDS CORPORATE BOND FUND | AMERICAN FUNDS CORPORATE BOND FUND
American Funds Corporate Bond Fund®
Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income Fund SM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage Fund SM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond Fund SM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Emerging Markets Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

American Funds Corporate Bond Fund
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN FUNDS CORPORATE BOND FUND - AMERICAN FUNDS CORPORATE BOND FUND		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees2		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none	0.23%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses		0.17%	0.16%	0.19%	0.18%	0.17%	0.07%	0.22%	0.22%	0.16%	0.24%	0.21%	0.19%	0.13%	0.14%	0.38%	0.28%	0.21%	0.16%	0.24%	0.13%	0.07%
Total annual fund operating expenses		0.72%	1.41%	0.69%	0.68%	0.42%	0.32%	0.70%	1.47%	0.91%	0.74%	0.71%	0.44%	0.38%	1.39%	1.38%	1.13%	0.96%	0.66%	0.49%	0.38%	0.32%
Expense reimbursement	[1]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses after expense reimbursement		0.71%	1.40%	0.68%	0.67%	0.41%	0.31%	0.69%	1.46%	0.90%	0.73%	0.70%	0.43%	0.37%	1.38%	1.37%	1.12%	0.95%	0.65%	0.48%	0.37%	0.31%
[1]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Expense Example - AMERICAN FUNDS CORPORATE BOND FUND - AMERICAN FUNDS CORPORATE BOND FUND - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 445	$ 243	$ 318	$ 68	$ 42	$ 32	$ 418	$ 249	$ 92	$ 323	$ 72	$ 44	$ 38	$ 140	$ 139	$ 114	$ 97	$ 66	$ 49	$ 38	$ 32
3 years	596	445	464	217	134	102	565	464	289	480	226	140	121	439	436	358	305	210	156	121	102
5 years	760	770	624	378	234	179	725	802	503	650	394	245	212	760	754	621	530	367	273	212	179
10 years	$ 1,235	$ 1,502	$ 1,086	$ 846	$ 529	$ 405	$ 1,189	$ 1,265	$ 1,119	$ 1,145	$ 882	$ 554	$ 479	$ 1,668	$ 1,657	$ 1,374	$ 1,177	$ 822	$ 615	$ 479	$ 405

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - AMERICAN FUNDS CORPORATE BOND FUND - AMERICAN FUNDS CORPORATE BOND FUND - USD ($)	Class C	Class 529-C
1 year	$ 143	$ 149
3 years	445	464
5 years	770	802
10 years	$ 1,502	$ 1,265

Keep this supplement with your prospectus.